United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Quarter ended 07/31/16

Item 1. Schedule of Investments

Federated California Municipal Cash Trust
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—97.8%[1,2]
		California—97.8%
$2,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2010) Weekly VRDNs (Ecology Action of Santa Cruz)/(Comerica Bank LOC), 0.550%, 8/4/2016	$2,500,000
2,130,000		Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.580%, 8/4/2016	2,130,000
9,960,000	[3,4]	Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.590%, 8/4/2016	9,960,000
23,300,000	[3,4]	Bay Area Toll Authority, CA, PUTTERs (Series 1962) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.480%, 8/4/2016	23,300,000
6,680,000		California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(U.S. Bank, N.A. LOC), 0.470%, 8/4/2016	6,680,000
2,970,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.470%, 8/4/2016	2,970,000
6,575,000		California Enterprise Development Authority, (Series 2008A) Weekly VRDNs (Ramar International Corporation)/(Comerica Bank LOC), 0.540%, 8/4/2016	6,575,000
6,300,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.470%, 8/4/2016	6,300,000
7,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.48% CP (Kaiser Permanente), Mandatory Tender 11/1/2016	7,000,000
4,715,000	[3,4]	California Health Facilities Financing Authority, Tender Option Bond Trust Certificates (2015-ZM0102) Weekly VRDNs (Sutter Health)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	4,715,000
6,330,000	[3,4]	California Health Facilities Financing Authority, Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs (Lucile Salter Packard Children's Hospital at Stanford)/(Bank of America N.A. LIQ), 0.500%, 8/4/2016	6,330,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.540%, 8/4/2016	4,000,000
10,745,000		California Infrastructure & Economic Development Bank, (Series 2008) Monthly VRDNs (St. Margaret of Scotland Episcopal School)/(FHLB of San Francisco LOC), 0.530%, 9/1/2016	10,745,000
6,000,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.510%, 8/4/2016	6,000,000
3,010,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.540%, 8/4/2016	3,010,000
2,815,000		California Infrastructure & Economic Development Bank, (Series 2014) Weekly VRDNs (Catalina Island Museum)/(Bank of the West, San Francisco, CA LOC), 0.540%, 8/4/2016	2,815,000
1,995,000		California Infrastructure & Economic Development Bank, (Series 2015) Weekly VRDNs (Guided Discoveries, Inc.)/(Comerica Bank LOC), 0.540%, 8/4/2016	1,995,000
20,290,000		California Municipal Finance Authority, (Series 2010 A) Weekly VRDNs (Westmont College)/(Comerica Bank LOC), 0.550%, 8/4/2016	20,290,000
2,000,000		California Municipal Finance Authority, (Series 2012A) Weekly VRDNs (High Desert Partnership in Academic Excellence Foundation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.500%, 8/4/2016	2,000,000
10,200,000		California PCFA, (1996 Series C) Daily VRDNs (Pacific Gas & Electric Co.)/(Mizuho Bank Ltd. LOC), 0.350%, 8/3/2016	10,200,000
7,100,000		California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.450%, 8/3/2016	7,100,000
1,790,000		California PCFA, (Series 2009A) Weekly VRDNs (MarBorg Industries)/(MUFG Union Bank, N.A. LOC), 0.450%, 8/3/2016	1,790,000
2,590,000		California PCFA, (Series 2009B) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.450%, 8/3/2016	2,590,000
1,690,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.550%, 8/3/2016	1,690,000
11,910,000	[3,4]	California State Department of Water Resources, Floater Certificates (Series 2008-2991) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	11,910,000
19,293,000	[3,4]	California State Public Works Board, Tender Option Bond Trust Receipts (2016-XG0003) Weekly VRDNs (University of California (The Regents of))/(Bank of America N.A. LIQ), 0.460%, 8/4/2016	19,293,000
5,600,000		California Statewide Communities Development Authority MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.520%, 8/4/2016	5,600,000
900,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.550%, 8/4/2016	900,000
4,500,000		California Statewide Communities Development Authority, (Series 2004) Weekly VRDNs (Chabad of California)/(Comerica Bank LOC), 0.460%, 8/4/2016	4,500,000
8,800,000		California Statewide Communities Development Authority, (Series 2004K), 0.48% CP (Kaiser Permanente), Mandatory Tender 8/3/2016	8,800,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$12,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(MUFG Union Bank, N.A. LOC), 0.580%, 8/4/2016	$12,000,000
9,300,000		California Statewide Communities Development Authority, (Series 2008C), 0.56% CP (Kaiser Permanente), Mandatory Tender 10/11/2016	9,300,000
10,000,000		California Statewide Communities Development Authority, (Series 2009D), 0.25% CP (Kaiser Permanente), Mandatory Tender 8/4/2016	10,000,000
2,445,000		California Statewide Communities Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Cruzio Holding Company, LLC)/(Comerica Bank LOC), 0.550%, 8/4/2016	2,445,000
7,000,000		California Statewide Communities Development Authority, (Series 2010A: Gas Supply Variable Rate Revenue Bonds), 0.53% TOBs (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), Optional Tender 9/1/2016	7,000,000
5,760,000	[3,4]	California Statewide Communities Development Authority, Tender Option Bond Trust Certificates (2015-XF1035) Weekly VRDNs (Buck Institute for Research on Aging)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.520%, 8/4/2016	5,760,000
9,995,000	[3,4]	Chula Vista, CA, Stage Trust (Series 2009-28C), 0.64% TOBs (San Diego Gas & Electric Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 8/4/2016	9,995,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT) Series 2009-46 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.480%, 8/4/2016	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT) Series 2009-61 Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.470%, 8/4/2016	11,440,000
19,330,000	[3,4]	Coast CCD, CA, GS Trust (Series 36TPZ), 0.67% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 10/13/2016	19,330,000
10,000,000		East Bay Municipal Utility District, CA Water System, (Series A-1), 0.46% CP (Sumitomo Mitsui Banking Corp. LOC), Mandatory Tender 10/4/2016	10,000,000
9,960,000	[3,4]	East Side, CA Union High School District, Stage Trust (Series 2011-120C), 0.64% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/6/2016	9,960,000
15,750,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.610%, 8/4/2016	15,750,000
3,500,000		Hillsborough, CA, Water and Sewer Systems Projects (Series 2000A) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 0.500%, 8/4/2016	3,500,000
6,500,000		Hillsborough, CA, Water and Sewer Systems Projects (Series 2000B) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 0.500%, 8/4/2016	6,500,000
10,700,000		Hillsborough, CA, Water and Sewer Systems Projects (Series 2003A) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 0.500%, 8/4/2016	10,700,000
2,500,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(MUFG Union Bank, N.A. LOC), 0.500%, 8/4/2016	2,500,000
13,915,000	[3,4]	Huntington Beach, CA Union High School District, SPEARs (Series DBE-383) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.560%, 8/4/2016	13,915,000
5,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), 0.52% CP (Bank of the West, San Francisco, CA LOC), Mandatory Tender 8/18/2016	5,000,000
5,000,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series A-TE-SMBC), 0.50% CP (Sumitomo Mitsui Banking Corp. LOC), Mandatory Tender 9/1/2016	5,000,000
3,000,000		Los Angeles County, CA Metropolitan Transportation Authority, (Series A-TE-UB), 0.50% CP (MUFG Union Bank, N.A. LOC), Mandatory Tender 9/1/2016	3,000,000
7,995,000	[3,4]	Los Angeles County, CA Metropolitan Transportation Authority, RBC Muni Trust (Series E-63), 0.60% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 9/1/2016	7,995,000
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.460%, 8/4/2016	14,000,000
6,670,000	[3,4]	Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	6,670,000
16,000,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4) Weekly VRDPs (Citibank NA, New York LIQ), 0.500%, 8/4/2016	16,000,000
10,000,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 6) Weekly VRDPs (Sumitomo Mitsui Banking Corp. LIQ), 0.530%, 8/4/2016	10,000,000
10,125,000	[3,4]	Orange County, CA Sanitation District, Tender Option Bond Trust Certificates (2016-XG0022) Weekly VRDNs (Citibank NA, New York LIQ), 0.460%, 8/4/2016	10,125,000
11,305,000		Oroville, CA Hospital Revenue, (Series 2012A) Weekly VRDNs (Oroville Hospital)/(Comerica Bank LOC), 0.690%, 8/4/2016	11,305,000
5,790,000		Pittsburg, CA Public Financing Authority, (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Bank of the West, San Francisco, CA LOC), 0.480%, 8/4/2016	5,790,000
7,500,000	[3,4]	Riverside County, CA, Tender Option Bond Trust Certificates (2015-XF1020) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.540%, 8/4/2016	7,500,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$1,150,000		San Diego County, CA, (Series 2004) Weekly VRDNs (Museum of Contemporary Art San Diego)/(Northern Trust Co., Chicago, IL LOC), 0.480%, 8/4/2016	$1,150,000
9,945,000	[3,4]	San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 0.64% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/6/2016	9,945,000
5,500,000		San Francisco, CA City & County Redevelopment Finance Agency MFH, (Series 1992 A-1) Weekly VRDNs (Fillmore Center Associates LP)/(FHLMC LOC), 0.470%, 8/3/2016	5,500,000
3,000,000		School Project For Utility Rate Reduction, CA, (Series 2015), 0.52% RANs, 8/1/2016	3,000,000
7,850,000	[3,4]	Simi Valley, CA USD, SPEARs (Series DBE-431) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.560%, 8/4/2016	7,850,000
3,580,000	[3,4]	Trustees of the California State University, Tender Option Bond Trust Receipts (2015-ZM0090) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	3,580,000
11,885,000	[3,4]	Victor Valley, CA CCD, Stage Trust (Series 2009-34C), 0.64% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/1/2016	11,885,000
2,185,000		West Covina, CA Public Financing Authority, (Series 2013A) Weekly VRDNs (West Covina, CA)/(Bank of the West, San Francisco, CA LOC), 0.500%, 8/4/2016	2,185,000
		TOTAL INVESTMENTS—97.8% (AT AMORTIZED COST)[5]	534,398,000
		OTHER ASSETS AND LIABILITIES - NET—2.2%[6]	11,864,743
		TOTAL NET ASSETS—100%	$546,262,743
At July 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $290,343,000, which represented 53.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $290,343,000, which represented 53.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation
3

Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PRF	—Prerefunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
4
Federated Connecticut Municipal Cash Trust
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.7%[1,2]
		Connecticut—99.7%
$4,000,000		Ansonia, CT, 1.25% BANs, 9/1/2016	$4,001,657
3,155,000		Brooklyn, CT, 1.25% BANs, 8/10/2016	3,155,501
2,000,000		Burlington, CT, 1.50% BANs, 1/20/2017	2,006,976
9,500,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.460%, 8/3/2016	9,500,000
4,000,000		Connecticut Health and Educational Facilities Authority, (Series O) Weekly VRDNs (Yale-New Haven Hospital)/(Wells Fargo Bank, N.A. LOC), 0.440%, 8/3/2016	4,000,000
9,510,000	[3,4]	Connecticut Municipal Electric Energy Cooperative, Tender Option Bond Trust Certificates (2016-XG0059) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.580%, 8/4/2016	9,510,000
5,000,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA, N.A. LOC), 0.440%, 8/4/2016	5,000,000
6,505,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.430%, 8/3/2016	6,505,000
2,770,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(Citizens Bank, N.A., Providence LOC), 0.470%, 8/4/2016	2,770,000
2,000,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hotchkiss School)/(TD Bank, N.A. LIQ), 0.460%, 8/4/2016	2,000,000
2,630,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Bank, N.A. LOC), 0.500%, 8/3/2016	2,630,000
1,410,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/(TD Bank, N.A. LOC), 0.440%, 8/4/2016	1,410,000
1,770,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.450%, 8/3/2016	1,770,000
3,800,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Westminster School)/(Bank of America N.A. LOC), 0.470%, 8/4/2016	3,800,000
4,500,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.450%, 8/3/2016	4,500,000
1,800,000		Connecticut State HEFA, (Series V-1) Daily VRDNs (Yale University), 0.300%, 8/1/2016	1,800,000
1,550,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.490%, 8/4/2016	1,550,000
1,345,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.430%, 8/4/2016	1,345,000
3,220,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.440%, 8/4/2016	3,220,000
5,000,000	[3,4]	Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs (Bank of America N.A. LIQ), 0.520%, 8/4/2016	5,000,000
3,195,000	[3,4]	Connecticut State, PUTTERs (Series 5003) Daily VRDNs (J.P. Morgan Securities LLC LIQ), 0.390%, 8/1/2016	3,195,000
3,090,000	[3,4]	Connecticut State, Tender Option Bond Trust Certificates (2015-YX002) Weekly VRDNs (Barclays Bank PLC LIQ), 0.480%, 8/4/2016	3,090,000
2,000,000	[3,4]	Connecticut State, Tender Option Bond Trust Receipts (2015-XF0222) Weekly VRDNs (TD Bank, N.A. LIQ), 0.470%, 8/4/2016	2,000,000
1,900,000		East Windsor, CT, 1.00% BANs, 10/27/2016	1,901,348
1,100,000		Easton, CT, 2.00% BANs, 12/14/2016	1,106,195
1,000,000		Essex, CT, 1.25% BANs, 8/19/2016	1,000,418
810,000		Lisbon, CT, 1.25% BANs, 8/12/2016	810,169
1,193,000		Litchfield, CT, 1.00% BANs, 8/11/2016	1,193,147
3,000,000		Putnam, CT, (Lot A), 1.25% BANs, 11/15/2016	3,003,598
4,770,000		Regional School District No. 9, CT, 1.50% BANs, 10/5/2016	4,776,746
2,000,000		Stafford, CT, 2.00% BANs, 8/3/2016	2,000,158
5,000,000		Stamford, CT Housing Authority, (Series 2016) Weekly VRDNs (Fairfield Apartments)/(FNMA LOC), 0.450%, 8/4/2016	5,000,000
1,500,000		Thomaston, CT, 1.50% BANs, 8/4/2016	1,500,118
		TOTAL MUNICIPAL INVESTMENTS—99.7% (AT AMORTIZED COST)[5]	106,051,031
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	297,498
		TOTAL NET ASSETS—100%	$106,348,529
1

Securities that are subject to the federal alternative minimum tax (AMT) represent 19.8% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $22,795,000, which represented 21.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $22,795,000, which represented 21.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016 all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VRDNs	—Variable Rate Demand Notes
3
Federated Florida Municipal Cash Trust
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.7%[1,2]
		Florida—92.0%
$3,440,000		Alachua County, FL HFA, (Series 2006) Weekly VRDNs (Santa Fe I Apartments)/(Citibank NA, New York LOC), 0.490%, 8/3/2016	$3,440,000
7,830,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.570%, 8/4/2016	7,830,000
5,790,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.490%, 8/4/2016	5,790,000
1,450,000		Florida Development Finance Corp., (Series 2006A) Weekly VRDNs (Florida Food Products, Inc.)/(FHLB of Atlanta LOC), 0.510%, 8/4/2016	1,450,000
1,500,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.470%, 8/3/2016	1,500,000
2,700,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.400%, 8/1/2016	2,700,000
6,000,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.490%, 8/3/2016	6,000,000
3,510,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.560%, 8/3/2016	3,510,000
9,800,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.410%, 8/1/2016	9,800,000
8,700,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.510%, 8/3/2016	8,700,000
4,275,000	[3,4]	Miami-Dade County, FL Aviation, Tender Option Bond Trust Receipts (2016-XL0035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.720%, 8/4/2016	4,275,000
1,175,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/3/2016	1,175,000
3,500,000		Miami-Dade County, FL IDA, (Series 2000A) Weekly VRDNs (CAE USA, Inc.)/(Royal Bank of Canada LOC), 0.530%, 8/3/2016	3,500,000
3,000,000		Orange County, FL HFA, (Series 2007A) Weekly VRDNs (Marbella Pointe)/(FHLB of San Francisco LOC), 0.470%, 8/4/2016	3,000,000
1,750,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.510%, 8/3/2016	1,750,000
4,200,000	[3,4]	Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.520%, 8/4/2016	4,200,000
1,335,000	[3,4]	Orlando, FL Contract Tourist Development, Floater Certificates (Series 2014-0001) Weekly VRDNs (Orlando, FL)/(Credit Suisse AG LIQ), 0.490%, 8/4/2016	1,335,000
6,700,000		Palm Beach County, FL, (Series 2001) Weekly VRDNs (Zoological Society of Palm Beach, Inc.)/(Northern Trust Co., Chicago, IL LOC), 0.460%, 8/4/2016	6,700,000
2,075,000		Seminole County, FL IDA, (Series 2008) Weekly VRDNs (3100 Camp Road LLC)/(PNC Bank, N.A. LOC), 0.560%, 8/4/2016	2,075,000
8,360,000	[3,4]	South Miami, FL Health Facilities Authority, Tender Option Bond Trust Certificates (2015-XF1000) Weekly VRDNs (Baptist Health System of South Florida)/(Deutsche Bank AG LIQ), 0.520%, 8/4/2016	8,360,000
4,730,000		Sumter County, FL IDA, (Series 2007) Weekly VRDNs (American Cement Company LLC)/(Bank of America N.A. LOC), 0.580%, 8/4/2016	4,730,000
6,760,000	[3,4]	Tampa-Hillsborough County, FL Expressway Authority, Tender Option Bond Trust Certificates (2016-XG0097) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.640%, 8/4/2016	6,760,000
10,685,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 8/5/2016	10,685,000
6,000,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/3/2016	6,000,000
		TOTAL	115,265,000
		Illinois—5.1%
3,500,000		Illinois Educational Facilities Authority, (Series 2002A) Weekly VRDNs (Saint Xavier University)/(FirstMerit Bank, N.A. LOC), 0.750%, 8/4/2016	3,500,000
2,880,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (FHLB of Chicago LIQ), 0.550%, 8/4/2016	2,880,000
		TOTAL	6,380,000
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New Jersey—2.6%
$3,285,000	New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.860%, 8/4/2016	$3,285,000
	TOTAL MUNICIPAL INVESTMENTS—99.7% (AT AMORTIZED COST)[5]	124,930,000
	OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	370,773
	TOTAL NET ASSETS—100%	$125,300,773
Securities that are subject to the federal alternative minimum tax (AMT) represent 26.0% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.2%	2.8%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $32,760,000, which represented 26.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $32,760,000, which represented 26.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
2

As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
VRDNs	—Variable Rate Demand Notes
3
Federated Institutional Tax-Free Cash Trust
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—99.9%[1,2]
	Alabama—4.4%
$4,400,000	Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.440%, 8/4/2016	$4,400,000
900,000	Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.450%, 8/3/2016	900,000
1,595,000	Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.480%, 8/4/2016	1,595,000
	TOTAL	6,895,000
	Alaska—4.1%
5,300,000	Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.480%, 8/4/2016	5,300,000
1,260,000	Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.480%, 8/4/2016	1,260,000
	TOTAL	6,560,000
	California—1.1%
1,300,000	California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.470%, 8/4/2016	1,300,000
500,000	California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Sumitomo Mitsui Banking Corp. LOC), 0.440%, 8/3/2016	500,000
	TOTAL	1,800,000
	Colorado—0.1%
140,000	Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.810%, 8/4/2016	140,000
	Connecticut—3.1%
2,425,000	Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.450%, 8/3/2016	2,425,000
2,535,000	Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.440%, 8/4/2016	2,535,000
	TOTAL	4,960,000
	Florida—8.5%
4,000,000	Alachua County, FL HFA, (Series 2008) Weekly VRDNs (Santa Fe Apartments II, Ltd.)/(FNMA LOC), 0.440%, 8/4/2016	4,000,000
5,000,000	Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.470%, 8/3/2016	5,000,000
4,400,000	Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.460%, 8/4/2016	4,400,000
	TOTAL	13,400,000
	Georgia—2.7%
2,100,000	Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York Mellon LOC), 0.520%, 8/4/2016	2,100,000
2,100,000	Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.450%, 8/4/2016	2,100,000
	TOTAL	4,200,000
	Illinois—4.8%
4,000,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.420%, 8/3/2016	4,000,000
2,995,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.440%, 8/4/2016	2,995,000
545,000	Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.440%, 8/4/2016	545,000
	TOTAL	7,540,000
	Indiana—2.8%
4,400,000	Indianapolis, IN MFH, (Series 2009A) Weekly VRDNs (Washington Pointe, LP)/(FNMA LOC), 0.470%, 8/5/2016	4,400,000
	Iowa—0.9%
1,500,000	Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.470%, 8/4/2016	1,500,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Kansas—2.5%
$3,900,000	Burlington, KS, (Series 2007A) Weekly VRDNs (Kansas City Power And Light Co.)/(Mizuho Bank Ltd. LOC), 0.480%, 8/3/2016	$3,900,000
	Louisiana—5.4%
4,500,000	Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.480%, 8/3/2016	4,500,000
4,000,000	Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.480%, 8/3/2016	4,000,000
	TOTAL	8,500,000
	Maryland—0.5%
850,000	Maryland State Economic Development Corp., (Series 2003: Maryland Science Center) Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.520%, 8/4/2016	850,000
	Massachusetts—2.8%
4,500,000	Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.440%, 8/4/2016	4,500,000
	Michigan—9.1%
1,500,000	Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 8/4/2016	1,500,000
2,350,000	Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.470%, 8/4/2016	2,350,000
940,000	Michigan State University Board of Trustees, (Series 2005) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.440%, 8/3/2016	940,000
4,500,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.470%, 8/4/2016	4,500,000
3,200,000	St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.510%, 8/4/2016	3,200,000
1,905,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.520%, 8/4/2016	1,905,000
	TOTAL	14,395,000
	Minnesota—8.3%
295,000	Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.440%, 8/4/2016	295,000
2,000,000	Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.540%, 8/4/2016	2,000,000
415,000	Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.430%, 8/4/2016	415,000
1,655,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.400%, 8/1/2016	1,655,000
1,700,000	Minnesota State HFA Weekly VRDNs (Royal Bank of Canada LIQ), 0.450%, 8/4/2016	1,700,000
3,000,000	Rochester, MN Health Care Facility Authority, (Series 2002-C) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.400%, 8/3/2016	3,000,000
4,000,000	Roseville, MN, (Series 2009) Weekly VRDNs (Eaglecrest Senior Housing, LLC)/(FHLMC LOC), 0.440%, 8/4/2016	4,000,000
	TOTAL	13,065,000
	Nebraska—1.6%
1,105,000	Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(U.S. Bank, N.A. LOC), 0.690%, 8/4/2016	1,105,000
1,400,000	Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.470%, 8/4/2016	1,400,000
	TOTAL	2,505,000
	Nevada—3.3%
5,250,000	Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2B) Weekly VRDNs (Royal Bank of Canada LOC), 0.450%, 8/3/2016	5,250,000
	North Carolina—8.1%
1,700,000	Guilford County, NC, (Series 2005A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.420%, 8/4/2016	1,700,000
1,000,000	New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.450%, 8/3/2016	1,000,000
1,915,000	North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.450%, 8/4/2016	1,915,000
2,600,000	North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.460%, 8/4/2016	2,600,000
670,000	Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.430%, 8/3/2016	670,000
2,000,000	Raleigh, NC, (Series 2008A) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.460%, 8/3/2016	2,000,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	North Carolina—continued
$2,880,000	Raleigh, NC, (Series 2008B) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.460%, 8/3/2016	$2,880,000
	TOTAL	12,765,000
	Ohio—7.5%
4,400,000	Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.430%, 8/4/2016	4,400,000
5,500,000	Ohio State University, (Series 1997) Weekly VRDNs, 0.440%, 8/4/2016	5,500,000
2,000,000	Ohio State, (Series 2001B) Weekly VRDNs, 0.430%, 8/3/2016	2,000,000
	TOTAL	11,900,000
	Oregon—1.3%
2,000,000	Clackamas County, OR Hospital Facilities Authority, (Series 2008B) Weekly VRDNs (Legacy Health System)/(U.S. Bank, N.A. LOC), 0.420%, 8/3/2016	2,000,000
	Pennsylvania—6.9%
3,000,000	Butler County, PA General Authority, (Series 2007) Weekly VRDNs (Hampton Township School District, PA)/(Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.470%, 8/4/2016	3,000,000
1,040,000	Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.450%, 8/4/2016	1,040,000
2,450,000	Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.460%, 8/4/2016	2,450,000
4,500,000	Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.460%, 8/4/2016	4,500,000
	TOTAL	10,990,000
	Texas—2.7%
2,800,000	Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.530%, 8/4/2016	2,800,000
500,000	Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.460%, 8/4/2016	500,000
900,000	Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.460%, 8/3/2016	900,000
	TOTAL	4,200,000
	Utah—1.3%
2,000,000	St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 8/4/2016	2,000,000
	Virginia—3.7%
2,400,000	Norfolk, VA EDA, (Series 2016A) Weekly VRDNs (Sentara Health Systems Obligation Group), 0.430%, 8/3/2016	2,400,000
3,500,000	Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.430%, 8/3/2016	3,500,000
	TOTAL	5,900,000
	West Virginia—2.4%
2,845,000	Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.480%, 8/4/2016	2,845,000
1,000,000	West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.450%, 8/4/2016	1,000,000
	TOTAL	3,845,000
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[3]	157,960,000
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	191,879
	TOTAL NET ASSETS—100%	$158,151,879

At July 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 14, 2016, the Fund will operate as an Institutional money market fund. As an Institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC rules) to value its portfolio securities and transact at a floating NAV that uses four-decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.

Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
CDA	—Community Development Authority
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
5
Federated Georgia Municipal Cash Trust
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Georgia—99.8%
$5,000,000		Athens-Clarke County, GA IDA, (Series 2005B) Daily VRDNs (University of Georgia Athletic Association)/(Wells Fargo Bank, N.A. LOC), 0.370%, 8/1/2016	$5,000,000
3,400,000	[3,4]	Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.470%, 8/4/2016	3,400,000
4,000,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.570%, 8/4/2016	4,000,000
4,250,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.580%, 8/4/2016	4,250,000
1,700,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.550%, 8/3/2016	1,700,000
3,045,000		Bartow County, GA Development Authority, (Series 2014) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.540%, 8/4/2016	3,045,000
7,500,000		Bartow County, GA, 1.00% TANs, 12/30/2016	7,508,271
3,420,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.520%, 8/3/2016	3,420,000
223,000		City of Atlanta, GA, (Series E-1), 0.22% CP (Atlanta, GA Airport Passenger Facilities Charge Revenue)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 8/1/2016	223,000
460,000		City of Atlanta, GA, (Series E-2), 0.24% CP (Atlanta, GA Airport Passenger Facilities Charge Revenue)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 8/1/2016	460,000
2,223,000		City of Atlanta, GA, (Series E-3), 0.22% CP (Atlanta, GA Airport Passenger Facilities Charge Revenue)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 8/1/2016	2,223,000
6,000,000	[3,4]	Clarke County, GA Hospital Authority, Solar Eclipse (Series 2007-0031) Weekly VRDNs (Athens Regional Medical Center)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.440%, 8/4/2016	6,000,000
6,615,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.580%, 8/4/2016	6,615,000
2,790,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Inland Fresh Seafood Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/4/2016	2,790,000
6,395,000	[3,4]	DeKalb Private Hospital Authority, GA, Stage Trust (Series 2009-90C) , 0.64% TOBs (Children's Healthcare of Atlanta, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 8/4/2016	6,395,000
1,905,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(U.S. Bank, N.A. LOC), 0.530%, 8/4/2016	1,905,000
5,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.500%, 8/4/2016	5,375,000
3,160,000		Gwinnett County, GA Housing Authority, (Series 2006) Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 0.630%, 8/4/2016	3,160,000
2,600,000		Heard County, GA Development Authority, (Series 2009A) Weekly VRDNs (Oglethorpe Power Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 8/3/2016	2,600,000
11,265,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.580%, 8/4/2016	11,265,000
8,000,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.55% TOBs (Royal Bank of Canada LOC), Optional Tender 10/3/2016	8,000,000
3,980,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.54% TOBs (Royal Bank of Canada LOC), Optional Tender 8/1/2016	3,980,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.620%, 8/3/2016	4,000,000
1,500,000		Private Colleges & Universities Facilities of GA, (Series 2005C-4) Weekly VRDNs (Emory University), 0.430%, 8/4/2016	1,500,000
2,200,000		Rome, GA Recreational Facilities Authority, (Series 2015), 2.00% Bonds, 8/1/2016	2,200,000
1,000,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.470%, 8/3/2016	1,000,000
10,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.530%, 8/3/2016	10,000,000
1,000,000		Savannah, GA EDA, (Series B) Weekly VRDNs (Home Depot, Inc.)/(SunTrust Bank LOC), 0.530%, 8/3/2016	1,000,000
6,170,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(KeyBank, N.A. LOC), 0.580%, 8/4/2016	6,170,000
3,910,000		Wayne County, GA, IDA, (Series 2011) Weekly VRDNs (Sierra International Machinery LLC)/(Branch Banking & Trust Co. LOC), 0.500%, 8/4/2016	3,910,000
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Georgia—continued
$5,600,000	Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.540%, 8/4/2016	$5,600,000
	TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	128,694,271
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	248,571
	TOTAL NET ASSETS—100%	$128,942,842
Securities that are subject to the federal alternative minimum tax (AMT) represent 57.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.7%	1.3%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $15,795,000, which represented 12.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $15,795,000, which represented 12.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
2

As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated Massachusetts Municipal Cash Trust
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—96.3%[1,2]
		Massachusetts—96.3%
$17,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.480%, 8/4/2016	$17,000,000
10,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.480%, 8/4/2016	10,000,000
8,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.460%, 8/4/2016	8,000,000
10,000,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 5005) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/1/2016	10,000,000
3,000,000		Lawrence, MA, 1.50% BANs, 9/1/2016	3,002,218
5,680,000		Massachusetts Bay Transportation Authority General Transportation System, (2000 Series A-1) Weekly VRDNs (Barclays Bank PLC LIQ), 0.420%, 8/3/2016	5,680,000
3,987,000		Massachusetts Development Finance Agency, (Issue 4), 0.58% CP (FHLB of Boston LOC), Mandatory Tender 8/16/2016	3,987,000
1,675,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.440%, 8/4/2016	1,675,000
1,100,000		Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.440%, 8/4/2016	1,100,000
4,600,000		Massachusetts Development Finance Agency, (Series U-6C) Daily VRDNs (Boston University)/(TD Bank, N.A. LOC), 0.360%, 8/1/2016	4,600,000
1,950,000	[3,4]	Massachusetts Development Finance Agency, Tender Option Bond Trust Receipts (2016-XM0137) Weekly VRDNs (Partners Healthcare Systems)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	1,950,000
5,080,000		Massachusetts HEFA, (Series 2009C) Tranche 2 Daily VRDNs (Henry Heywood Memorial Hospital)/(TD Bank, N.A. LOC), 0.390%, 8/1/2016	5,080,000
6,000,000		Massachusetts HEFA, (Series Y) Weekly VRDNs (Harvard University), 0.430%, 8/4/2016	6,000,000
1,000,000		Massachusetts IFA, (Series 1992B), 0.85% CP (New England Power Co.), Mandatory Tender 8/16/2016	1,000,000
2,000,000		Massachusetts School Building Authority, 2015 (Series C), 0.47% CP (Barclays Bank PLC LOC), Mandatory Tender 9/7/2016	2,000,000
4,125,000	[3,4]	Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs (Citibank NA, New York LIQ), 0.470%, 8/4/2016	4,125,000
2,300,000	[3,4]	Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs (Citibank NA, New York LIQ), 0.460%, 8/4/2016	2,300,000
7,850,000	[3,4]	Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs (Barclays Bank PLC LIQ), 0.500%, 8/4/2016	7,850,000
2,370,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.460%, 8/3/2016	2,370,000
6,500,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(PNC Bank, N.A. LOC), 0.440%, 8/4/2016	6,500,000
6,380,000		Massachusetts State Development Finance Agency, (Series 2007A) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.560%, 8/3/2016	6,380,000
1,510,000		Massachusetts State Development Finance Agency, (Series 2007B) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.560%, 8/3/2016	1,510,000
7,500,000		Massachusetts State Health & Educational Facility, (Series 2008 N-1) Daily VRDNs (Tufts University)/(U.S. Bank, N.A. LIQ), 0.340%, 8/1/2016	7,500,000
1,300,000		Massachusetts State Health & Educational Facility, (Series 2008A) Weekly VRDNs (Harrington Memorial Hospital)/(TD Bank, N.A. LOC), 0.430%, 8/3/2016	1,300,000
5,345,000	[3,4]	Massachusetts State Health & Educational Facility, Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.470%, 8/4/2016	5,345,000
2,000,000		Massachusetts State HFA, (Series A) Weekly VRDNs (TD Bank, N.A. LOC), 0.480%, 8/3/2016	2,000,000
7,000,000		Massachusetts State Housing Finance Agency Housing Revenue, (2015 Series A) Weekly VRDNs (Princeton Westford)/(Bank of America N.A. LOC), 0.470%, 8/4/2016	7,000,000
6,670,000	[3,4]	Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs (Barclays Bank PLC LIQ), 0.500%, 8/4/2016	6,670,000
2,500,000	[3,4]	Metropolitan Boston Transit Parking Corporation, Stage Trust (Series 2011-77C), 0.64% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/1/2016	2,500,000
1,692,310		Pittsfield, MA, 1.50% BANs, 2/4/2017	1,700,044
4,880,153		Pittsfield, MA, 2.00% BANs, 10/28/2016	4,895,368
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Massachusetts—continued
$2,220,163	Saugus, MA, 1.30% BANs, 8/12/2016	$2,220,629
6,547,646	Westfield, MA, 2.00% BANs, 3/31/2017	6,598,142
	TOTAL MUNICIPAL INVESTMENTS—96.3% (AT AMORTIZED COST)[5]	159,838,401
	OTHER ASSETS AND LIABILITIES - NET—3.7%[6]	6,101,562
	TOTAL NET ASSETS—100%	$165,939,963
At July 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.4%	0.6%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $75,740,000, which represented 45.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $75,740,000, which represented 45.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IFA	—Industrial Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated Michigan Municipal Cash Trust
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—96.0%[1,2]
		Michigan—96.0%
$6,960,000	[3,4]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.590%, 8/4/2016	$6,960,000
1,200,000		Genesee County, MI EDC, (Series 2000) Weekly VRDNs (Dee Cramer, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 8/4/2016	1,200,000
1,250,000		Grand Rapids, MI Economic Development Corp., Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.650%, 8/3/2016	1,250,000
1,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.600%, 8/4/2016	1,500,000
3,500,000		Grand Valley State University Board of Trustees, MI, (Series 2008-B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.440%, 8/4/2016	3,500,000
3,400,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 8/4/2016	3,400,000
3,000,000		Kalamazoo, MI, 1.25% TANs, 12/1/2016	3,007,462
4,125,000		Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.470%, 8/4/2016	4,125,000
4,135,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 8/5/2016	4,135,000
3,100,000		Michigan Job Development Authority, (Series 1985) Weekly VRDNs (Andersons, Inc. (The))/(U.S. Bank, N.A. LOC), 0.480%, 8/4/2016	3,100,000
4,600,000		Michigan State Building Authority, (2011 Series II-B) Weekly VRDNs (Citibank NA, New York LOC), 0.450%, 8/4/2016	4,600,000
1,000,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.450%, 8/4/2016	1,000,000
3,335,000	[3,4]	Michigan State Building Authority, Tender Option Bond Trust Receipts (2015-XM0123) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	3,335,000
2,830,000	[3,4]	Michigan State Building Authority, Tender Option Bond Trust Receipts (2015-ZM0083) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.540%, 8/4/2016	2,830,000
4,000,000		Michigan State Finance Authority Revenue, (Series 2013MI-1), 0.60% TOBs (Trinity Healthcare Credit Group), Optional Tender 9/1/2016	4,000,000
800,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.610%, 8/4/2016	800,000
8,830,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.660%, 8/3/2016	8,830,000
500,000		Michigan State Strategic Fund Ltd., (Series 1999) Weekly VRDNs (B & C Leasing LLC)/(Bank of America N.A. LOC), 0.660%, 8/4/2016	500,000
2,500,000		Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.590%, 8/4/2016	2,500,000
2,800,000		Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.620%, 8/4/2016	2,800,000
3,850,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.540%, 8/4/2016	3,850,000
2,565,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.500%, 8/4/2016	2,565,000
2,245,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.610%, 8/4/2016	2,245,000
632,000		Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.620%, 8/4/2016	632,000
3,700,000		Michigan State University Board of Trustees, (Series 2005) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.440%, 8/3/2016	3,700,000
700,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.360%, 8/1/2016	700,000
1,670,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.560%, 8/5/2016	1,670,000
3,320,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 8/5/2016	3,320,000
3,500,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.420%, 8/4/2016	3,500,000
2,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.450%, 8/4/2016	2,000,000
1,000,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.510%, 8/4/2016	1,000,000
2,000,000		University of Michigan (The Regents of), (Series K-2), 0.470%, 8/4/2016	2,000,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$1,300,000	[3,4]	University of Michigan (The Regents of), Tender Option Bond Trust Certificates (2015-XF2205) Weekly VRDNs (Citibank NA, New York LIQ), 0.460%, 8/4/2016	$1,300,000
		TOTAL MUNICIPAL INVESTMENTS—96.0% (AT AMORTIZED COST)[5]	91,854,462
		OTHER ASSETS AND LIABILITIES - NET—4.0%[6]	3,865,425
		TOTAL NET ASSETS—100%	$95,719,887
Securities that are subject to the federal alternative minimum tax (AMT) represent 24.7% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $14,425,000, which represented 15.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $14,425,000, which represented 15.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
IDR	—Industrial Development Revenue
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated Minnesota Municipal Cash Trust
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.4%[1,2]
		Minnesota—100.4%
$ 6,725,000		Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(KeyBank, N.A. LOC), 0.620%, 8/3/2016	$6,725,000
3,370,000		Bemidji, MN IDR, (Series 2006) Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.420%, 8/1/2016	3,370,000
2,180,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.440%, 8/4/2016	2,180,000
200,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 8/4/2016	200,000
2,065,000		Chaska, MN, (Series 2004) Weekly VRDNs (Lifecore Biomedical, Inc.)/(Bank of Montreal LOC), 0.620%, 8/2/2016	2,065,000
600,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 8/4/2016	600,000
1,000,000		Duluth, MN ISD No. 709, 3.00% Bonds (GTD by Minnesota State), 2/1/2017	1,010,070
3,325,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.460%, 8/4/2016	3,325,000
1,000,000		Faribault, MN IDA, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/4/2016	1,000,000
2,700,000		Fergus Falls, MN ISD No. 544, 2.00% TANs (GTD by Minnesota State), 9/9/2016	2,704,649
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.500%, 8/4/2016	3,320,000
8,000,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.550%, 8/4/2016	8,000,000
2,000,000		Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.430%, 8/4/2016	2,000,000
1,000,000		Holdingford, MN ISD No. 738, 2.00% TANs (GTD by Minnesota State), 9/2/2016	1,001,394
860,000		Lake Superior, MN ISD No. 381, (Series A), 3.00% Bonds, 10/1/2016	863,577
240,000		Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 8/4/2016	240,000
6,000,000	[3,4]	Minneapolis, MN Health Care System, RBC Muni Trust (Series E-19) Weekly VRDNs (Fairview Health Services)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.470%, 8/4/2016	6,000,000
1,700,000		Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.470%, 8/4/2016	1,700,000
500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.400%, 8/1/2016	500,000
1,870,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 8/1/2016	1,870,000
500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series A) Daily VRDNs (Children's Health Care)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.400%, 8/1/2016	500,000
1,790,000		Minnesota State Colleges & Universities, (Series 2013A), 4.00% Bonds, 10/1/2016	1,800,755
2,500,000		Minnesota State HFA Weekly VRDNs (Royal Bank of Canada LIQ), 0.450%, 8/4/2016	2,500,000
4,810,000		Minnesota State HFA, (2009 Series C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.470%, 8/4/2016	4,810,000
265,000		Minnesota State HFA, (2009 Series F) Weekly VRDNs (FHLB of Des Moines LIQ), 0.470%, 8/4/2016	265,000
9,000,000		Minnesota State Higher Education Facility Authority, (Series Five-G) Weekly VRDNs (Carleton College)/(JPMorgan Chase Bank, N.A. LIQ), 0.520%, 8/4/2016	9,000,000
500,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.420%, 8/4/2016	500,000
2,000,000		Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(BMO Harris Bank, N.A. LOC), 0.530%, 8/4/2016	2,000,000
4,500,000		Minnesota State Office of Higher Education, (2008 Series B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.450%, 8/4/2016	4,500,000
1,435,000		Minnesota State, (Series H), 5.00% Bonds, 11/1/2016	1,451,908
1,760,000		Onamia, MN ISD No. 480, (Series B), 1.00% TANs (GTD by Minnesota State), 8/24/2016	1,760,551
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.500%, 8/4/2016	4,965,000
5,580,000		Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.540%, 8/4/2016	5,580,000
2,400,000		Rochester, MN Health Care Facility Authority, (Series 2016) Weekly VRDNs (Mayo Clinic), 0.450%, 8/3/2016	2,400,000
1,300,000		Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.400%, 8/3/2016	1,300,000
710,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.450%, 8/4/2016	710,000
3,935,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.580%, 8/4/2016	3,935,000
4,110,000		St. Francis, MN, Temporary Sewer Revenue Bonds (Series 2015B), 1.00% Bonds (GTD by Minnesota State), 11/1/2016	4,110,000
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Minnesota—continued
$1,000,000	St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.520%, 8/4/2016	$1,000,000
3,915,000	St. Louis Park, MN, (Series 2010A) Weekly VRDNs (Urban Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/5/2016	3,915,000
1,150,000	St. Louis Park, MN, (Series 2010B) Weekly VRDNs (Urban Park Apartments)/(FHLB of Des Moines LOC), 0.670%, 8/5/2016	1,150,000
2,000,000	St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.420%, 8/4/2016	2,000,000
330,000	St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/4/2016	330,000
2,500,000	St. Paul, MN Port Authority, IDRBs (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.800%, 8/4/2016	2,500,000
	TOTAL MUNICIPAL INVESTMENTS—100.4% (AT AMORTIZED COST)[5]	111,657,904
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[6]	(497,605)
	TOTAL NET ASSETS—100%	$111,160,299
Securities that are subject to the federal alternative minimum tax (AMT) represent 46.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $6,000,000, which represented 5.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $6,000,000, which represented 5.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV, (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments, and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDR	—Industrial Development Revenue
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TANs	—Tax Anticipation Notes
VRDNs	—Variable Rate Demand Notes
3
Federated North Carolina Municipal Cash Trust
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		North Carolina—99.9%
$ 530,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/4/2016	$530,000
4,000,000		Cary, NC, (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/3/2016	4,000,000
3,400,000		Central Pender Water and Sewer District, NC, (Series 2016), 2.00% BANs, 11/2/2016	3,408,535
5,000,000		Charlotte, NC, 0.60% CP, Mandatory Tender 10/4/2016	5,000,000
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007C) Weekly VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/4/2016	5,000,000
3,500,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(TD Bank, N.A. LOC), 0.430%, 8/4/2016	3,500,000
3,000,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, Stage Trust (Series 2011-72C), 0.64% TOBs (Carolinas HealthCare System)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/1/2016	3,000,000
7,495,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, Tender Option Bond Trust Certificates (2016-XF2222) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.460%, 8/4/2016	7,495,000
2,810,000		Greensboro, NC, (Series 1998) Weekly VRDNs (Bank of America N.A. LIQ), 0.470%, 8/3/2016	2,810,000
2,630,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.470%, 8/3/2016	2,630,000
2,650,000		Greensboro, NC, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.470%, 8/4/2016	2,650,000
1,285,000		Guilford County, NC, (Series 2005B) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.420%, 8/4/2016	1,285,000
1,100,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.700%, 8/3/2016	1,100,000
4,581,000		Moore's Creek, NC Water and Sewer District, (Series 2016), 2.00% BANs, 11/2/2016	4,593,432
5,075,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.450%, 8/3/2016	5,075,000
8,410,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.450%, 8/3/2016	8,410,000
3,715,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.450%, 8/4/2016	3,715,000
2,000,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.450%, 8/4/2016	2,000,000
4,565,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.450%, 8/4/2016	4,565,000
2,275,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.450%, 8/4/2016	2,275,000
2,000,000	[3,4]	North Carolina Capital Facilities Finance Agency, Eagles (Series 2014-0050) Weekly VRDNs (Duke University)/(Citibank NA, New York LIQ), 0.470%, 8/4/2016	2,000,000
769,500	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Certificates (2015-ZM0105) Weekly VRDNs (Duke University)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	769,500
5,095,000	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Receipts (2015-XF0095) Weekly VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	5,095,000
4,640,000		North Carolina HFA, (Series 16-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.440%, 8/3/2016	4,640,000
10,970,000		North Carolina HFA, (Series 17-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.440%, 8/3/2016	10,970,000
2,800,000		North Carolina HFA, (Series 18-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.440%, 8/3/2016	2,800,000
3,885,000	[3,4]	North Carolina HFA, Tender Option Bond Trust Receipts (2016-ZF0484) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	3,885,000
6,000,000		North Carolina Medical Care Commission (Moses H. Cone Memorial), (Series 2011B) VRENs, 0.640%, 8/4/2016	6,000,000
2,500,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.420%, 8/4/2016	2,500,000
5,100,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.460%, 8/4/2016	5,100,000
4,975,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.450%, 8/4/2016	4,975,000
1,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.450%, 8/4/2016	1,000,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$7,900,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wells Fargo Bank, N.A. LOC), 0.410%, 8/4/2016	$7,900,000
5,530,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.64% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/6/2016	5,530,000
7,170,000	[3,4]	North Carolina State Turnpike Authority, Tender Option Bond Trust Certificates (2016-XX1003) Weekly VRDNs (North Carolina State)/(Barclays Bank PLC LIQ), 0.500%, 8/4/2016	7,170,000
1,665,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.500%, 8/4/2016	1,665,000
2,855,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (Royal Bank of Canada LOC), 0.430%, 8/4/2016	2,855,000
810,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.430%, 8/3/2016	810,000
3,360,000		Raleigh, NC, (Series 2008A) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.460%, 8/3/2016	3,360,000
5,385,000		Raleigh, NC, (Series 2008B) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.460%, 8/3/2016	5,385,000
230,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.860%, 8/4/2016	230,000
8,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.470%, 8/4/2016	8,000,000
4,000,000		University of North Carolina at Chapel Hill, (Series 2001A) Daily VRDNs (University of North Carolina Hospitals)/(Landesbank Hessen-Thuringen LIQ), 0.370%, 8/1/2016	4,000,000
3,500,000		University of North Carolina at Chapel Hill, (Series 2001B) Daily VRDNs (University of North Carolina Hospitals)/(Landesbank Hessen-Thuringen LIQ), 0.370%, 8/1/2016	3,500,000
6,000,000		Wake County, NC, (Series 2007B) Weekly VRDNs (Mizuho Bank Ltd. LIQ), 0.440%, 8/4/2016	6,000,000
1,500,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 8/4/2016	1,500,000
		TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	180,681,467
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	217,870
		TOTAL NET ASSETS—100%	$180,899,337
Securities that are subject to the federal alternative minimum tax (AMT) represent 18.6% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.4%	0.6%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $34,944,500, which represented 19.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $34,944,500, which represented 19.3% of total net assets.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV, (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments, and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
GTD	—Guaranteed
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes
3
Federated New Jersey Municipal Cash Trust
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.6%[1,2]
		New Jersey—91.7%
$ 4,500,666		Barnegat, NJ, 1.25% BANs, 8/17/2016	$4,501,549
2,615,000		Burlington County, NJ Bridge Commission, (Series 2005A) Weekly VRDNs (Lutheran Home at Moorestown)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.430%, 8/4/2016	2,615,000
6,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.500%, 8/4/2016	6,000,000
12,000,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.640%, 8/4/2016	12,000,000
6,000,000		Gloucester County, NJ PCFA, (Series 2003) Daily VRDNs (Exxon Capital Ventures, Inc.)/(GTD by Exxon Mobil Corp.), 0.090%, 8/1/2016	6,000,000
3,600,000		Montville Township, NJ, 1.50% BANs, 10/7/2016	3,605,618
2,150,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.760%, 8/4/2016	2,150,000
3,500,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.860%, 8/4/2016	3,500,000
3,795,000		New Jersey EDA, (Series 2000) Weekly VRDNs (Rose Hill Associates LLC)/(TD Bank, N.A. LOC), 0.530%, 8/5/2016	3,795,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 0.690%, 8/5/2016	1,500,000
160,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.850%, 8/3/2016	160,000
1,100,000		New Jersey Health Care Facilities Financing Authority, (Series 2009D) Weekly VRDNs (Virtua Health)/(TD Bank, N.A. LOC), 0.430%, 8/4/2016	1,100,000
1,780,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.660%, 8/4/2016	1,780,000
6,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.510%, 8/4/2016	6,000,000
7,800,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.490%, 8/3/2016	7,800,000
3,755,000		New Jersey Housing & Mortgage Finance Agency, (Series 2006A) Weekly VRDNs (Bank of America N.A. LOC), 0.470%, 8/4/2016	3,755,000
6,450,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.470%, 8/4/2016	6,450,000
6,700,000		New Jersey State Educational Facilities Authority, (Series 1997A), 0.43% CP (Princeton University), Mandatory Tender 10/6/2016	6,700,000
3,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (450 Series 1) Weekly VRDPs (TD Bank, N.A. LIQ), 0.550%, 8/4/2016	3,000,000
9,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2) Weekly VRDPs (Royal Bank of Canada LIQ), 0.550%, 8/4/2016	9,000,000
4,400,000		Park Ridge Borough, NJ, 1.50% BANs, 10/7/2016	4,406,528
2,050,000	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2112) Weekly VRDNs (Citibank NA, New York LIQ), 0.480%, 8/4/2016	2,050,000
1,000,000	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2178) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	1,000,000
1,725,000	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Receipts (2014-XF0001) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.520%, 8/4/2016	1,725,000
5,735,000		Rutgers, The State University of New Jersey, (Series G) Daily VRDNs (U.S. Bank, N.A. LIQ), 0.260%, 8/1/2016	5,735,000
5,990,000	[3,4]	Union County, NJ Improvement Authority, Tender Option Bond Trust Certificates (2015-XF1019) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.530%, 8/4/2016	5,990,000
1,500,000	[3,4]	Union County, NJ Improvement Authority, Tender Option Bond Trust Certificates (2016-XG0057) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.540%, 8/4/2016	1,500,000
2,179,000		Winslow Township, NJ, (Series 2015B), 1.50% BANs, 10/13/2016	2,182,495
5,000,000		Woodbridge Township, NJ, 1.50% BANs, 8/19/2016	5,002,408
		TOTAL	121,003,598
		Florida—2.7%
3,500,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.380%, 8/1/2016	3,500,000
		Louisiana—4.3%
5,700,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.360%, 8/1/2016	5,700,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—0.9%
$1,220,000	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2163) Weekly VRDNs (Citibank NA, New York LIQ), 0.460%, 8/4/2016	$1,220,000
		TOTAL MUNICIPAL INVESTMENTS—99.6% (AT AMORTIZED COST)[5]	131,423,598
		OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	514,452
		TOTAL NET ASSETS—100%	$131,938,050
Securities that are subject to the federal alternative minimum tax (AMT) represent 28.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.9%	3.1%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $55,935,000, which represented 42.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $55,935,000, which represented 42.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
2

As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
EDA	—Economic Development Authority
GTD	—Guaranteed
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
3
Federated New York Municipal Cash Trust
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—97.1%[1,2]
		New York—94.6%
$ 4,800,000		Albany, NY IDA, (Series 2004) Weekly VRDNs (Renaissance Corporation of Albany)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 8/4/2016	$4,800,000
5,900,000		Canastota, NY CSD, 2.00% BANs, 7/21/2017	5,962,372
5,500,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT) Series 2009-35 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.470%, 8/4/2016	5,500,000
18,450,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT) Series 2009-71 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.480%, 8/4/2016	18,450,000
5,370,000	[3,4]	Dutchess County , NY Local Development Corporation, Tender Option Bond Trust Certificates (2016-XF2343) Weekly VRDNs (Health Quest Systems, Inc. Obligated Group)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.540%, 8/4/2016	5,370,000
6,728,950		Frankfort-Schuyler NY CSD, 1.75% BANs, 7/27/2017	6,782,177
6,310,000		LeRoy, NY CSD, 1.50% BANs, 7/20/2017	6,346,249
2,595,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/4/2016	2,595,000
7,000,000		Metropolitan Transportation Authority, NY, (Series 2015E-4) Weekly VRDNs (MTA Transportation Revenue)/(Bank of the West, San Francisco, CA LOC), 0.480%, 8/4/2016	7,000,000
8,420,000	[3,4]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-XF0499) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.590%, 8/4/2016	8,420,000
5,000,000	[3,4]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.590%, 8/4/2016	5,000,000
6,294,633		Middletown, NY, (Series 2016A), 1.75% BANs, 2/17/2017	6,330,469
1,690,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 8/4/2016	1,690,000
7,755,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 8/4/2016	7,755,000
5,100,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.460%, 8/3/2016	5,100,000
5,000,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.430%, 8/3/2016	5,000,000
18,500,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 8/4/2016	18,500,000
770,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(TD Bank, N.A. LOC), 0.520%, 8/4/2016	770,000
4,015,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.490%, 8/4/2016	4,015,000
4,140,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.490%, 8/4/2016	4,140,000
11,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.400%, 8/1/2016	11,000,000
2,500,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.440%, 8/1/2016	2,500,000
11,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, SPEARs (Series DB-1090X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.530%, 8/4/2016	11,000,000
6,820,000	[3,4]	New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Certificates (2016-ZF2315) Weekly VRDNs (Barclays Bank PLC LIQ), 0.470%, 8/4/2016	6,820,000
9,600,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.440%, 8/1/2016	9,600,000
4,590,000	[3,4]	New York City, NY Transitional Finance Authority, SPEARs (Series DB-1075X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.530%, 8/4/2016	4,590,000
6,250,000	[3,4]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Certificates (2015-XF2157) Weekly VRDNs (Citibank NA, New York LIQ), 0.460%, 8/4/2016	6,250,000
3,000,000	[3,4]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Certificates (2015-XM0104) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	3,000,000
10,000,000		New York City, NY, (Series 2004H-3) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.430%, 8/3/2016	10,000,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$10,500,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.390%, 8/1/2016	$10,500,000
6,000,000	[3,4]	New York Liberty Development Corporation, SPEARs (Series DB-1091) Weekly VRDNs (7 World Trade Center LLC)/(Deutsche Bank AG LIQ), 0.520%, 8/4/2016	6,000,000
18,750,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF1027) Weekly VRDNs (Port Authority of New York and New Jersey)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.550%, 8/4/2016	18,750,000
38,000,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF2107) Weekly VRDNs (One Bryant Park LLC)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	38,000,000
25,000,000	[3,4]	New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Certificates (2015-XF1030) Weekly VRDNs (Deutsche Bank AG LIQ), 0.500%, 8/4/2016	25,000,000
11,500,000		New York State Dormitory Authority, (Series 2002A-2) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 8/4/2016	11,500,000
12,250,000		New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Barclays Bank PLC LOC), 0.450%, 8/3/2016	12,250,000
11,580,000	[3,4]	New York State Dormitory Authority, Tender Option Bond Trust Certificates (2015-XM0103) Weekly VRDNs (New York State)/(Wells Fargo Bank, N.A. LIQ), 0.440%, 8/4/2016	11,580,000
6,600,000		New York State Energy Research & Development Authority, (Series 2005A-1) Weekly VRDNs (Consolidated Edison Co.)/(Mizuho Bank Ltd. LOC), 0.420%, 8/3/2016	6,600,000
11,300,000		New York State HFA, (Series 2010A) Weekly VRDNs (42nd and 10th Street Associates LLC)/(FHLMC LOC), 0.400%, 8/3/2016	11,300,000
23,785,000		New York State HFA, (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs (29 Flatbush Associates, LLC)/(Landesbank Hessen-Thuringen LOC), 0.470%, 8/3/2016	23,785,000
3,900,000		New York State HFA, (Series 2012A) Weekly VRDNs (Dock Street Rental LLC)/(Wells Fargo Bank, N.A. LOC), 0.460%, 8/3/2016	3,900,000
6,300,000		New York State HFA, 606 West 57th Street (Series 2014A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.450%, 8/3/2016	6,300,000
3,200,000	[3,4]	New York State Local Government Assistance Corp., Municipal Securities Trust Receipts (Series 1997-SG-100) Weekly VRDNs (Societe Generale, Paris LIQ), 0.560%, 8/4/2016	3,200,000
1,750,000		New York State Urban Development Corp., (Series 2004A-3-B) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(JPMorgan Chase Bank, N.A. LIQ), 0.460%, 8/4/2016	1,750,000
15,000,000		New York State Urban Development Corp., (Subseries 2008A-5) Weekly VRDNs (TD Bank, N.A. LOC), 0.440%, 8/4/2016	15,000,000
8,700,000		New York State Urban Development Corp., State Facilities and Equipment (Series 2004A3-A) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(JPMorgan Chase Bank, N.A. LIQ), 0.460%, 8/4/2016	8,700,000
10,000,000	[3,4]	Nuveen New York AMT-Free Municipal Income Fund, (Series 5) Weekly VRDPs (TD Bank, N.A. LIQ), 0.520%, 8/4/2016	10,000,000
14,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, (Series 1) Weekly VRDPs (Citibank NA, New York LIQ), 0.500%, 8/4/2016	14,500,000
8,590,000		Ontario County, NY Industrial Development Agency, (Series 2005A) Monthly VRDNs (Friends of the Finger Lakes Performing Arts Center, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.600%, 8/1/2016	8,590,000
1,300,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 8/4/2016	1,300,000
4,480,000		Pine Bush, NY CSD, (Series 2015B), 1.75% BANs, 9/1/2016	4,484,030
1,100,000	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	1,100,000
2,825,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 8/4/2016	2,825,000
1,500,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.450%, 8/3/2016	1,500,000
9,580,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.450%, 8/3/2016	9,580,000
		TOTAL	462,280,297
		New Jersey—2.5%
12,064,500	[3,4]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2178) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	12,064,500
		TOTAL MUNICIPAL INVESTMENTS—97.1% (AT AMORTIZED COST)[5]	474,344,797
		OTHER ASSETS AND LIABILITIES - NET—2.9%[6]	14,414,441
		TOTAL NET ASSETS—100%	$488,759,238
2

At July 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $214,594,500, which represented 43.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $214,594,500, which represented 43.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016, final compliance date.
3

Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV, (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments, and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SPEARs	—Short Puttable Exempt Adjustable Receipts
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
4
Federated Ohio Municipal Cash Trust
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—89.1%[1,2]
		Ohio—89.1%
$3,645,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.420%, 8/1/2016	$3,645,000
2,900,000		Athens County, OH Port Authority, (Series 2000) Weekly VRDNs (Housing for Ohio, Inc.)/(Barclays Bank PLC LOC), 0.460%, 8/4/2016	2,900,000
5,000,000		Avon, OH, 1.25% BANs, 2/2/2017	5,013,041
14,460,000	[3,4]	Columbus, OH City School District, SPEARs (Series DBE-289) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.570%, 8/4/2016	14,460,000
15,000		Columbus, OH Regional Airport Authority Capital Funding Revenue, (Senior Series 2006) Weekly VRDNs (OASBO Expanded Asset Pooled Financing Program)/(U.S. Bank, N.A. LOC), 0.440%, 8/4/2016	15,000
2,200,000		Coshocton, OH, (Series 1999) Weekly VRDNs (Coshocton County Memorial Hospital)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 8/4/2016	2,200,000
1,510,000		Coshocton, OH, 2.20% BANs, 2/23/2017	1,521,796
5,100,000		Cuyahoga Falls, OH, 1.20% BANs, 12/1/2016	5,111,832
4,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008B) Weekly VRDNs (Nationwide Children's Hospital), 0.430%, 8/4/2016	4,000,000
3,000,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(Bank of New York Mellon LIQ), 0.440%, 8/4/2016	3,000,000
4,000,000		Franklin County, OH Hospital Facility Authority, (Series 2011C) Weekly VRDNs (OhioHealth Corp,), 0.450%, 8/3/2016	4,000,000
800,000		Franklin County, OH Hospital Facility Authority, (Series A) Weekly VRDNs (U.S. Health Corp. of Columbus)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 8/4/2016	800,000
1,165,000	[3,4]	Franklin County, OH Hospital Facility Authority, Tender Option Bond Trust Certificates (2016-XL0004) Weekly VRDNs (OhioHealth Corp,)/(Barclays Bank PLC LIQ), 0.470%, 8/4/2016	1,165,000
10,000,000		Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.600% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 9/1/2016	10,000,000
8,625,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 8/4/2016	8,625,000
16,400,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.460%, 8/4/2016	16,400,000
1,805,000		Hamilton County, OH, (Series 2008) Weekly VRDNs (The Children's Home of Cincinnati)/(U.S. Bank, N.A. LOC), 0.450%, 8/4/2016	1,805,000
360,000		Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.610%, 8/4/2016	360,000
4,060,000		Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.510%, 8/4/2016	4,060,000
1,450,000		Johnstown, OH, 2.00% BANs, 11/10/2016	1,455,366
730,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(FirstMerit Bank, N.A. LOC), 0.580%, 8/4/2016	730,000
1,270,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.460%, 8/4/2016	1,270,000
8,305,000		Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 8/4/2016	8,305,000
340,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 0.580%, 8/4/2016	340,000
1,500,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.560%, 8/4/2016	1,500,000
2,925,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.520%, 8/4/2016	2,925,000
2,805,000		Miami County, OH, 1.75% BANs, 11/22/2016	2,815,763
2,000,000		Miamisburg, OH, Road Improvement Bonds, 1.75% BANs, 3/8/2017	2,011,901
7,920,000		Montgomery County, OH, (Series 2006A) Weekly VRDNs (Cambridge Commons Apartments)/(FHLB of Indianapolis LOC), 0.460%, 8/4/2016	7,920,000
7,700,000		Montgomery County, OH, (Series 2008B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.390%, 8/1/2016	7,700,000
9,850,000		Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.390%, 8/1/2016	9,850,000
12,000,000		Montgomery County, OH, (Series 2011C) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.390%, 8/1/2016	12,000,000
4,000,000		Newark, OH, 1.50% BANs, 11/17/2016	4,008,782
18,800,000	[3,4]	Nuveen Ohio Quality Income Municipal Fund, (1,480M Series 1) Weekly VRDPs (Royal Bank of Canada LIQ), 0.560%, 8/4/2016	18,800,000
3,250,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.450%, 8/3/2016	3,250,000
2,000,000		Ohio State Air Quality Development Authority, (Series 2008-C) Daily VRDNs (First Energy Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.440%, 8/1/2016	2,000,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—continued
$2,000,000		Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.430%, 8/4/2016	$2,000,000
3,185,000		Ohio State Higher Educational Facility Commission, (Series 2006A) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.560%, 8/4/2016	3,185,000
5,960,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.480%, 8/4/2016	5,960,000
3,000,000		Ohio State Higher Educational Facility Commission, (Series 2013B-1) Daily VRDNs (Cleveland Clinic)/(Wells Fargo Bank, N.A. LIQ), 0.360%, 8/1/2016	3,000,000
14,380,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (Case Western Reserve University, OH)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.470%, 8/4/2016	14,380,000
11,250,000	[3,4]	Ohio State Higher Educational Facility Commission, Tender Option Bond Trust Certificates (2015-XF2176) Weekly VRDNs (University Hospitals Health System, Inc.)/(GTD by Morgan Stanley)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	11,250,000
1,905,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2008-B) Daily VRDNs (First Energy Corp.)/(Bank of Nova Scotia, Toronto LOC), 0.440%, 8/1/2016	1,905,000
1,700,000		Ohio State, (Series 2001B) Weekly VRDNs, 0.430%, 8/3/2016	1,700,000
1,175,000		Ohio State, General Obligation Infrastructure Improvement Bonds (Series 2003B) Weekly VRDNs, 0.460%, 8/3/2016	1,175,000
5,000,000		Ohio Water Development Authority, (Series 2001) Weekly VRDNs (Timken Co.)/(Northern Trust Co., Chicago, IL LOC), 0.440%, 8/3/2016	5,000,000
17,500,000		Ohio Water Development Authority, (Series 2016A) Weekly VRDNs (BMO Harris Bank, N.A. LIQ), 0.460%, 8/3/2016	17,500,000
1,575,000		Parma, OH, (Series 2008) Weekly VRDNs (Catholic Charities)/(Citizens Bank, N.A., Providence LOC), 0.560%, 8/5/2016	1,575,000
2,548,000		Parma, OH, 1.25% BANs, 12/1/2016	2,552,231
2,300,000		Pickerington, OH, 1.25% BANs, 2/9/2017	2,305,384
910,000		Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.480%, 8/4/2016	910,000
5,130,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.500%, 8/4/2016	5,130,000
2,900,000		Springboro, OH, 1.50% BANs, 1/26/2017	2,911,625
190,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.820%, 8/3/2016	190,000
610,000		Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(KeyBank, N.A. LOC), 0.590%, 8/3/2016	610,000
1,350,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 0.580%, 8/4/2016	1,350,000
555,000		Summit County, OH IDA, Variable Rate IDRB's (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 0.580%, 8/4/2016	555,000
3,035,000		Tipp City, OH, (Series A), 1.20% BANs, 2/15/2017	3,042,656
4,260,000		Toledo-Lucas County, OH Port Authority Weekly VRDNs (Roman Catholic Diocese of Toledo)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 8/5/2016	4,260,000
7,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(AgriBank FCB LOC), 0.530%, 8/4/2016	7,000,000
4,380,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.620%, 8/4/2016	4,380,000
		TOTAL MUNICIPAL INVESTMENTS—89.1% (AT AMORTIZED COST)[5]	279,790,377
		OTHER ASSETS AND LIABILITIES - NET—10.9%[6]	34,368,731
		TOTAL NET ASSETS—100%	$314,159,108
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.2% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
2

At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.9%	1.1%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $60,055,000, which represented 19.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $60,055,000, which represented 19.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments: and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
3

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRB	—Industrial Development Revenue Bond
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
4
Federated Pennsylvania Municipal Cash Trust
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1,2]
		Pennsylvania—99.9%
$ 6,665,000	[3,4]	Allegheny County Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.560%, 8/4/2016	$6,665,000
6,400,000		Allegheny County, PA HDA, (Series 1997) Weekly VRDNs (Dialysis Clinic, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 8/4/2016	6,400,000
9,000,000	[3,4]	Allegheny County, PA HDA, RBC Muni Trust (Series E-72), 0.58% TOBs (UPMC Health System)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 9/1/2016	9,000,000
1,000,000		Allegheny County, PA IDA, (Series of 2001) Weekly VRDNs (The Education Center at The Watson Institute)/(PNC Bank, N.A. LOC), 0.450%, 8/4/2016	1,000,000
15,110,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.480%, 8/4/2016	15,110,000
2,400,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.440%, 8/4/2016	2,400,000
2,820,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (Iroquois School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.500%, 8/4/2016	2,820,000
800,000		Butler County, PA Hospital Authority, (Series A of 2012) Weekly VRDNs (Concordia Lutheran Obligated Group)/(BMO Harris Bank, N.A. LOC), 0.440%, 8/4/2016	800,000
1,570,000		Butler County, PA Hospital Authority, (Series A of 2012) Weekly VRDNs (Concordia Lutheran Obligated Group)/(BMO Harris Bank, N.A. LOC), 0.440%, 8/4/2016	1,570,000
910,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.490%, 8/5/2016	910,000
6,580,000		Chester County, PA HEFA, (Series of 2009) Weekly VRDNs (Tel Hai Obligated Group Project)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 8/4/2016	6,580,000
5,000,000		Dallastown Area School District, PA VRNs, 1.540%, 4/14/2017	5,023,613
4,445,000		Dallastown Area School District, PA, BANs VRNs, 1.541%, 9/30/2016	4,452,218
4,660,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 8/4/2016	4,660,000
7,080,000	[3,4]	Franklin County, PA IDA, Stage Trust (Series 2010-01C), 0.64% TOBs (Chambersburg Hospital)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/18/2016	7,080,000
4,300,000		Geisinger Authority, PA Health System, (Series 2013B) Daily VRDNs (Geisinger Health System)/(TD Bank, N.A. LIQ), 0.370%, 8/1/2016	4,300,000
4,795,000	[3,4]	Geisinger Authority, PA Health System, Stage Trust (Series 2011-69C), 0.64% TOBs (Geisinger Health System)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/11/2016	4,795,000
3,955,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.450%, 8/4/2016	3,955,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank, N.A. LOC), 0.860%, 8/4/2016	1,425,000
4,240,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.460%, 8/4/2016	4,240,000
2,000,000		Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.460%, 8/4/2016	2,000,000
1,460,000		Lehigh County, PA General Purpose Authority, (Series B of 1998) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Citizens Bank of Pennsylvania LOC), 0.620%, 8/4/2016	1,460,000
1,385,000		Lower Merion, PA School District, 4.00% Bonds, 9/1/2016	1,389,419
2,000,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.500%, 8/4/2016	2,000,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.500%, 8/4/2016	16,000,000
12,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2) Weekly VRDPs (Royal Bank of Canada LIQ), 0.560%, 8/4/2016	12,000,000
1,665,000	[3,4]	Pennsylvania Economic Development Financing Authority, Tender Option Bond Trust Receipts (2015-ZM0088) Weekly VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.540%, 8/4/2016	1,665,000
2,870,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.440%, 8/4/2016	2,870,000
4,615,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.500%, 8/3/2016	4,615,000
3,500,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(PNC Bank, N.A. LOC), 0.460%, 8/4/2016	3,500,000
8,750,000	[3,4]	Pennsylvania State Turnpike Commission, SPEARs (Series DB-1179) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.560%, 8/4/2016	8,750,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$675,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(Wells Fargo Bank, N.A. LIQ), 0.380%, 8/1/2016	$675,000
11,025,000	[3,4]	Philadelphia, PA Municipal Authority, Stage Trust (Series 2009-36C), 0.64% TOBs (Philadelphia, PA)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/1/2016	11,025,000
1,020,000		Pittsburgh, PA Water & Sewer Authority, 5.00% Bonds (Assured Guaranty Municipal Corp. INS), 9/1/2016	1,023,802
3,090,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.450%, 8/4/2016	3,090,000
5,475,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 8/5/2016	5,475,000
14,000,000	[3,4]	State Public School Building Authority, PA, Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.610%, 8/4/2016	14,000,000
8,900,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.460%, 8/4/2016	8,900,000
895,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.640%, 8/5/2016	895,000
		TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	194,519,052
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	255,199
		TOTAL NET ASSETS—100%	$194,774,251
Securities that are subject to the federal alternative minimum tax (AMT) represent 18.5% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.2%	0.8%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $79,595,000, which represented 40.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $79,595,000, which represented 40.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
3
Federated Virginia Municipal Cash Trust
Portfolio of Investments
July 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.0%[1,2]
		Virginia—97.3%
$5,500,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.510%, 8/3/2016	$ 5,500,000
850,000		Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.520%, 8/3/2016	850,000
15,595,000		Arlington County, VA IDA, (Series 2005) Weekly VRDNs (Gates of Ballston Apartments)/(PNC Bank, N.A. LOC), 0.510%, 8/3/2016	15,595,000
6,150,000		Arlington County, VA IDA, (Series 2011A) Weekly VRDNs (Westover Apartments, LP)/(FHLMC LOC), 0.470%, 8/3/2016	6,150,000
565,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.600%, 8/3/2016	565,000
11,600,000	[3,4]	Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 0.530%, 8/4/2016	11,600,000
8,000,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Bank of America N.A. LOC), 0.620%, 8/4/2016	8,000,000
9,000,000		Chesapeake, VA Redevelopment and Housing Authority, (Series 2008A) Weekly VRDNs (Alta Great Bridge Apartments)/(FNMA LOC), 0.520%, 8/4/2016	9,000,000
750,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/1/2016	750,000
5,000,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.490%, 8/5/2016	5,000,000
12,120,000		Fairfax County, VA EDA, (Series 2007) Weekly VRDNs (Mount Vernon Ladies' Association of the Union)/(SunTrust Bank LOC), 0.510%, 8/3/2016	12,120,000
5,705,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.510%, 8/3/2016	5,705,000
6,985,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.460%, 8/4/2016	6,985,000
6,275,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.440%, 8/4/2016	6,275,000
1,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.90% CP (Virginia Electric & Power Co.), Mandatory Tender 8/11/2016	1,500,000
1,835,000		Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Bank of New York Mellon LOC), 0.430%, 8/3/2016	1,835,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.460%, 8/4/2016	7,500,000
8,000,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2008) Weekly VRDNs (Woodman West Preservation, LP)/(FNMA LOC), 0.450%, 8/4/2016	8,000,000
1,255,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wells Fargo Bank, N.A. LOC), 0.570%, 8/4/2016	1,255,000
15,890,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.510%, 8/4/2016	15,890,000
4,088,366		Loudoun County, VA EDA, (Series 2015), 4.00% Bonds, 12/1/2016	4,088,366
3,200,000		Loudoun County, VA IDA Weekly VRDNs (Howard Hughes Medical Institute), 0.450%, 8/3/2016	3,200,000
2,750,000		Loudoun County, VA IDA, (Series 2003B) Weekly VRDNs (Howard Hughes Medical Institute), 0.430%, 8/3/2016	2,750,000
3,000,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.440%, 8/3/2016	3,000,000
500,000		Loudoun County, VA IDA, (Series 2009B) Weekly VRDNs (Howard Hughes Medical Institute), 0.450%, 8/3/2016	500,000
5,000,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.440%, 8/4/2016	5,000,000
3,000,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.440%, 8/4/2016	3,000,000
4,125,000		Lynchburg, VA IDA, (Series 2004E) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.460%, 8/4/2016	4,125,000
9,500,000		Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.380%, 8/1/2016	9,500,000
14,000,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-2) Weekly VRDNs (Royal Bank of Canada LOC), 0.460%, 8/4/2016	14,000,000
6,000,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-3) Weekly VRDNs (Royal Bank of Canada LOC), 0.460%, 8/4/2016	6,000,000
7,670,000		Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC), 0.560%, 8/4/2016	7,670,000
8,600,000		Norfolk, VA EDA, (Series 2016A) Weekly VRDNs (Sentara Health Systems Obligation Group), 0.430%, 8/4/2016	8,600,000
19,750,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.540%, 8/4/2016	19,750,000
4,700,000		Norfolk, VA, (Series 2007) Weekly VRDNs (Royal Bank of Canada LIQ), 0.440%, 8/3/2016	4,700,000
20,000,000	[3,4]	Nuveen Virginia Premium Income Municipal Fund, (1280 Series 1) Weekly VRDPs (TD Bank, N.A. LIQ), 0.560%, 8/4/2016	20,000,000
5,485,000		Salem, VA IDA, (Series 2008) Weekly VRDNs (Oak Park Apartments, L.P.)/(FNMA LOC), 0.450%, 8/4/2016	5,485,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$14,735,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.60% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 9/8/2016	$14,735,000
4,745,000	[3,4]	Virginia Beach, VA, PUTTERs (Series 2667) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	4,745,000
2,050,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.430%, 8/3/2016	2,050,000
3,175,000	[3,4]	Virginia Commonwealth Transportation Board, Tender Option Bond Trust Certificates (2015-ZM0097) Weekly VRDNs (Virginia State)/(Morgan Stanley Bank, N.A. LIQ), 0.470%, 8/4/2016	3,175,000
6,205,000		Virginia Small Business Financing Authority, (Series 2007) Weekly VRDNs (BleachTech LLC)/(PNC Bank, N.A. LOC), 0.480%, 8/4/2016	6,205,000
8,685,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.400%, 8/1/2016	8,685,000
3,200,000	[3,4]	Virginia Small Business Financing Authority, Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.470%, 8/4/2016	3,200,000
		TOTAL	294,238,366
		District of Columbia—2.7%
8,240,000	[3,4]	Metropolitan Washington, DC Airports Authority, Stage Trust (Series 2011-107C), 0.71% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/6/2016	8,240,000
		TOTAL MUNICIPAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	302,478,366
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	131,462
		TOTAL NET ASSETS—100%	$302,609,828
Securities that are subject to the federal alternative minimum tax (AMT) represent 43.1% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At July 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.5%	0.5%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2016, these restricted securities amounted to $72,680,000, which represented 24.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2016, these liquid restricted securities amounted to $72,680,000, which represented 24.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
2

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendment; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning on April 14, 2016, FederatedInvestors.com included additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
LP	—Limited Partnership
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2016